Related Party Balances, Transactions and Arrangements - Additional Information (Detail) - Rosedale Hotel Holdings Limited [Member] - shares	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Equity interest percentage	6.20%	6.20%
Available-for-sale Securities [Member]
Related Party Transaction [Line Items]
Number of share in equity interest	5,334,870	43,325,554
Trading Securities [Member]
Related Party Transaction [Line Items]
Number of share in equity interest	5,334,870	43,325,554